Related party disclosures (Details) € in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2022 EUR (€)	Aug. 31, 2020 $ / shares shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2019 loan	Sep. 30, 2021 EUR (€)
Dietmar Hopp
Disclosure of transactions between related parties [line items]
Capital Increase (in shares) | shares		100,000
Price per share | $ / shares		$ 16.00
Number of convertible loans | loan				2
BePharBel Manufacturing S.A
Disclosure of transactions between related parties [line items]
Maximum settlement amount	€ 3,900
Clarentis SRL
Disclosure of transactions between related parties [line items]
Milestone payment					€ 100
Baron Jean Stephenne
Disclosure of transactions between related parties [line items]
Equity interest held			15.61%
Vincent Stphenne
Disclosure of transactions between related parties [line items]
Equity interest held			1.43%
Antony Blanc | Clarentis SRL
Disclosure of transactions between related parties [line items]
Payments to related party for services			€ 34